Revenue and Other Income - Summary of Revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue [Abstract]
Licensing revenue and royalties	$ 378	$ 333	$ 247
Interest	242	253	217
Revenue	$ 620	$ 586	$ 464